Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of Debt

A summary of debt as of December 31, 2014 and 2013, including drawings under credit lines, is as follows:

	2014			2013
	Industrial Activities	Financial Services	Consolidated	Industrial Activities	Financial Services	Consolidated
	(in millions)
Bonds (*):
Payable in 2015, interest rate of 5.250%	$1,214	$—	$1,214	$1,379	$—	$1,379
Payable in 2018, interest rate of 6.250%	1,457	—	1,457	1,655	—	1,655
Payable in 2019, interest rate of 2.750%	1,214	—	1,214	—	—	—
Payable in 2021, interest rate of 2.875%	850	—	850	—	—	—
Payable in 2016, interest rate of 7.250%	253	—	253	258	—	258
Payable in 2017, interest rate of 7.875%	1,535	—	1,535	1,541	—	1,541
Payable in 2016, interest rate of 6.250%	—	500	500	—	500	500
Payable in 2015, interest rate of 3.875%	—	750	750	—	750	750
Payable in 2018, interest rate of 3.625%	—	598	598	—	599	599
Payable in 2017, interest rate of 3.250%	—	500	500	—	500	500
Payable in 2019, interest rate of 3.375%	—	500	500	—	—	—
Other Debt:
Asset-backed debt	26	13,561	13,587	15	14,697	14,712
Other debt	3,630	3,006	6,636	5,290	2,682	7,972
Intersegment debt	1,341	4,671	—	1,810	5,680	—
Total debt	$11,520	$24,086	$29,594	$11,948	$25,408	$29,866

(*)	Includes unamortized discounts/premiums and fair value hedge adjustments.

Minimum Annual Repayment of Debt

A summary of the minimum annual repayments of debt as of December 31, 2014, for 2015 and thereafter is as follows:

	Industrial Activities	Financial Services	Consolidated
	(in millions)
2015	$2,833	$8,205	$11,038
2016	861	3,915	$4,776
2017	1,964	3,671	$5,635
2018	1,719	2,316	$4,035
2019	1,841	1,110	$2,951
2020 and thereafter	961	198	$1,159
Intersegment	1,341	4,671	—
Total	$11,520	$24,086	$29,594